Income Taxes	12 Months Ended
Dec. 31, 2025
Disclosure of income tax [Abstract]
Income Taxes
23. INCOME TAXES

Components of Income Tax Expense

	2025	2024
Current tax expense (recovery)
Recognized in profit or loss in current year	$379	$245
Adjustments recognized in the current year with respect to prior years	(2)	46
	377	291
Deferred tax expense (recovery)
Deferred tax expense (recovery) recognized in the current year	(49)	42
Adjustments recognized in the current year with respect to prior years	(3)	(2)
Derecognition of previously recognized deferred tax assets	—	19
Benefit from previously unrecognized losses, and other temporary differences	(67)	(13)
Increase (decrease) in deferred tax liabilities due to tax impact of net realizable adjustments to inventories	—	(18)
	(119)	28
Income tax expense	$258	$319
Reconciliation of Effective Income Tax Rate

	2025	2024
Income before taxes and non-controlling interest	$1,238	$432
Statutory Canadian income tax rate	27%	27%
Income tax expense based on above rates	$334	$117
Increase (decrease) due to:
Non-deductible expenditures	9	14
Foreign tax rate differences	(15)	(19)
Change in net deferred tax assets not recognized	(90)	35
Effect of other taxes paid (mining and withholding)	80	46
Effect of foreign exchange on tax expense	(64)	71
Change in income tax rates (related to prior years)	—	40
Non-taxable impact of foreign exchange	11	(7)
Changes to opening temporary differences	(9)	8
Impact of inflation	(6)	(5)
Change in non-deductible portion of reclamation liabilities	13	21
Other	(5)	(2)
Income tax expense	$258	$319
Effective income tax rate	21%	74%
Income tax expense differs from the amounts that would result from applying the Canadian federal and provincial income tax rates to earnings before income taxes. These differences result from the items shown in the table above. The main factors that impacted the effective tax rate for the years ended December 31, 2025 and the comparable period for 2024 were changes in the recognition of certain deferred tax assets, foreign exchange rate fluctuations, mining taxes paid, and withholding taxes remitted on payments from foreign subsidiaries. The Company expects that these and other factors will continue to cause fluctuations in effective tax rates in the future.
In 2024, the Company reached a conclusive agreement with the Mexican tax authorities (the "SAT") to resolve specific disputed items related to income tax filings for the years 2016 through 2022 which were identified upon completion of certain SAT audits (the "Settlement"). As a result, $46 million, including $16 million in interest charges, was recorded as income tax expense (net of a $5 million deferred income tax recovery related to certain deductible items) and paid to the SAT in 2024. The Company did not incur any penalties in connection with the Settlement.
Continuity of deferred tax assets and liabilities
The following is the analysis of the deferred tax assets (liabilities) presented in the Consolidated Financial Statements:

	2025	2024
Net deferred tax liabilities, beginning of year	$(477)	$(461)
Recognized in net earnings in the year	119	(28)
Disposition of mining properties (Note 12)	8	12
Other	(2)	—
Net deferred liabilities, end of year	$(352)	$(477)
Deferred tax assets	83	45
Deferred tax liabilities	(435)	(522)
Net deferred tax liabilities	$(352)	$(477)
Components of deferred tax assets and liabilities
The deferred tax assets (liabilities) are comprised of the various temporary differences, as detailed below:

	2025	2024
Deferred tax assets (liabilities) arising from:
Reclamation costs	$43	$13
Tax losses, resource pools and mining tax credits	56	109
Accounts payable and accrued liabilities	37	20
Provision for doubtful debts and inventory adjustments	(11)	(5)
Mineral properties, plant, and equipment	(527)	(630)
Other temporary differences and provisions	50	16
Net deferred tax liabilities	$(352)	$(477)
At December 31, 2025, the net deferred tax liabilities above included the deferred tax assets of $56 million, which includes the benefits from tax losses ($28 million) and resource pools ($28 million). The decrease in these deferred tax assets was mainly due to the utilization of these tax attributes to reduce the taxable income generated in Timmins and Minera Florida. These losses, if unutilized, will begin to expire after the 2026 year-end.
At December 31, 2024, the net deferred tax liabilities above included the deferred tax assets of $109 million, which includes the benefits from tax losses ($52 million) and resource pools ($57 million).
Unrecognized deductible temporary differences, unused tax losses and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	2025	2024
Operating tax loss	$1,160	$1,360
Net capital tax loss	88	32
Resource pools and other tax credits(1)	199	136
Mineral properties, plant, and equipment	270	208
Reclamation costs	310	240
Other temporary differences	182	365
	$2,209	$2,341
(1)Includes tax credits which will begin to expire after 2027 year end, if utilized.
Included in the above amounts are operating tax losses, which if not utilized will expire as follows:

As at December 31, 2025
	Canada	US	Peru	Mexico	Barbados	Argentina	Chile	Brazil	Netherlands	Total
2026	$—	$—	$—	$—	$5	$—	$—	$—	$—	$5
2027	—	4	—	3	2	1	—	—	—	10
2028 – and after	823	114	—	60	38	30	2	67	11	1,145
Total tax losses	$823	$118	$—	$63	$45	$31	$2	$67	$11	$1,160

As at December 31, 2024
	Canada	US	Peru	Mexico	Barbados	Argentina	Chile	Brazil	Netherlands	Total
2025	$—	$2	$—	$—	$5	$—	$—	$—	$—	$7
2026	—	—	—	—	2	—	—	—	—	2
2027 – and after	889	116	1	38	25	151	64	59	8	1,351
Total tax losses	$889	$118	$1	$38	$32	$151	$64	$59	$8	$1,360